INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance		$ 2
Additions based on tax positions related to the current year
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions		(2)
Ending balance